IBJ FUNDS Trust
                                 ---------------

                          IBJ RESERVE MONEY MARKET FUND
                                  IBJ BOND FUND
                              IBJ CORE EQUITY FUND
                           IBJ GROWTH AND INCOME FUND

Dear Shareholders:

     We are pleased to present the first annual report of the IBJ Funds Trust. As the Trust began February 1, 1995, it will cover the 10 month period ended November 30, 1995.


ECONOMIC COMMENTARY

     The capital markets benefited from a very favorable economic environment in 1995. The Federal Reserve Board was successful in engineering a "soft landing", i.e., monetary policy which gradually slowed the economy to levels that would reduce the risks of inflationary resurgence. The associated decline in interest rates benefited both stock and bond investors, but caused a modest decline in the yield on money market instruments. Fiscal policy also took a favorable turn as both Congress and the Administration reached agreement to slow the growth in government spending and gradually reduce the federal budget deficit to zero by 2003. We believe that successful implementation of this intent will benefit capital markets.


RESERVE MONEY MARKET FUND

     The Fund holds investments in very high quality money market instruments of corporate, government and agency issuers. For the 10 month period total rate of return was 4.6%. This compares to 4.5% for the Donoghue Tier I Money Fund Average. Recent reductions in interest rates may reduce the return from money market investments in the near term.


BOND FUND

     The Fund holds a broad array of intermediate and longer term fixed income securities of corporate, government, and agency issuers, and seeks to provide total return from both current income and capital appreciation. For the ten month period the total rate of return was 12.3% which compares to 11.0% for the Morningstar Corporate Bond Fund Average. The Fund benefited from the decline in interest rates which caused most bond prices to rise and hence produced capital appreciation in the Fund. Long term interest rates declined approximately 200 basis points during the period, which is an unusually sharp drop for only ten months and reflects the favorable investor sentiment towards monetary and fiscal policy as well as the benign inflation environment and a slowing economy. A stable dollar and wide interest rate differentials favoring U.S. bonds over bonds from major non-U.S. countries further added to the demand for fixed income securities from offshore investors. Looking ahead, a rise in rates that would cause bond prices to decline seems unlikely near term unless inflationary pressures surprisingly appear. The returns from bonds in 1995 should be viewed as above average, and will likely be followed by somewhat more modest returns in 1996.

CORE EQUITY FUND

     The Fund is invested in a broadly diversified portfolio of medium and larger capitalization U.S. companies. The management style seeks high quality companies that appear to be undervalued relative to the market and their industry as measured by several analytical criteria. For the ten month period, the total rate of return was 29.7% which compares to 29.3% for the Morningstar Growth Fund Average. Equities have continued to benefit from four dynamics: (1) Favorable corporate earnings comparison; (2) declining interest rates which make most fixed income securities less competitive with stocks; (3) huge inflows into equity mutual funds; (4) heavy share repurchase activity, corporate restructurings, and merger activity. It is not often such a confluence of positives occurs in a given year resulting in 1995 being one of the most outstanding years on record for equity performance. These favorable factors remain in place, but have dissipated somewhat, particularly expected earnings comparisons in the face of a weakening economy. Consequently one ought not to extrapolate 1995 returns into 1996. Nevertheless we remain positive about the long term fundamentals for U.S. equities, but caution that short-term corrections often follow strong moves such as we have just witnessed.


GROWTH AND INCOME FUND

     The Fund is invested in a diversified mix of stocks, bonds and cash equivalents to attempt to provide the most favorable combination of capital growth and current income. For the ten month period total rate of return was 20.8% which compares to 20.4% for the Morningstar Asset Allocation Fund Average. For most of the period investments were concentrated in stocks and bonds rather than lower yielding money market instruments and consequently benefited from the favorable environment cited earlier. As returns from stocks, bonds, and cash equivalents are expected to moderate from the previous year's results, the same holds true for this Fund as well.

                                                  Sincerely,

                                                  /s/ Charles Porten
                                                  Charles Porten
                                                  Chief Investment Officer


The Reserve Money Market Fund attempts to maintain a stable net asset value per share of $1.00. There can be no assurance that the Fund will be successful in this regard.

Past performance is not indicative of future results. Investments in the Funds involve risk, including possible loss of principal amounts invested.

INVESTMENTS IN THE FUNDS ARE NOT OBLIGATIONS OF, NOR INSURED, NOR GUARANTEED, BY IBJ SCHRODER BANK AND TRUST, THE FDIC OR THE U.S. GOVERNMENT.

IBJ FUNDS TRUST (SERVICE CLASS)+
--------------------------------------------------------------------------------

IBJ BOND FUND
A $1,000 investment in the IBJ Bond
Fund, made on the inception date
would have increased to $1,123 (as
of November 30, 1995). The graph on                   [GRAPH]
the right shows how this compares
to our benchmark over the same
period. Total return for the Fund
was 12.28%*.


IBJ CORE EQUITY FUND
A $1,000 investment in the IBJ Core
Equity Fund, made on the inception
date would have increased to $1,297                   [GRAPH]
(as of November 30, 1995). The
graph on the right shows how this
compares to our benchmark over the
same period. Total return for the
Fund was 29.70%*.


IBJ GROWTH & INCOME FUND
A $1,000 investment in the IBJ
Growth & Income Fund, made on the
inception date would have increased                   [GRAPH]
to $1,208 (as of November 30,
1995). The graph on the right shows
how this compares to our benchmark
over the same period. Total return
for the Fund was 20.82%*.

Past performance is not predictive of future performance.

+Graphs for the Premium  Class have been omitted as the only share  activity has been reinvestment of dividends from initial capitalization.
*Without certain fee waivers, returns would have been lower.

IBJ FUNDS Trust
RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               Yield to
                                                               Maturity
Credit                                                        at Time of      Maturity                         Value
Ratings*                                                       Purchase         Date           Principal     (Note 2a)
-------                                                       ----------      --------         ---------     ---------
              COMMERCIAL PAPER -- 52.04%
A1/P1         American Express Credit...........................  5.70%        12/01/95       $ 600,000     $ 600,000
A1/P1         American Express Credit...........................  5.65         12/06/95         500,000       499,622
A1/P1         Brown-Forman Corp.................................  5.72         12/08/95       1,330,000     1,328,521
A1+/P1        Chevron Oil Finance Co............................  5.72         12/07/95       1,250,000     1,248,849
A1/P1         Ford Credit Europe plc............................  5.73         12/04/95       1,250,000     1,249,421
A1+/P1        General Electric Capital Corp.....................  5.74         12/21/95       1,250,000     1,246,457
A1/P1         IBM Credit Corp...................................  5.73         12/15/95       1,250,000     1,247,326
A1/P1         Kubota Finance USA Inc............................  6.04         01/22/96       1,250,000     1,239,289
A1+/P1        National Rural Utilities Cooperative Finance Corp.  5.69         12/13/95       1,200,000     1,197,771
A1/P1         Southern Company (a)..............................  5.73         12/01/95         780,000       780,000
A1/P1         Southern Company (a)..............................  5.71         12/06/95         700,000       699,465
A1/P1         Texaco Inc........................................  5.74         12/19/95       1,250,000     1,246,412
A1/P1         US West Capital Funding...........................  5.70         12/04/95       1,240,000     1,239,469
A1/P1         Weyerhauser Real Estate...........................  5.72         12/18/95       1,250,000     1,246,950
                                                                                                          -----------
              TOTAL COMMERCIAL PAPER ...........................                                           15,069,552
                                                                                                          -----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.07%

AAA/Aaa       Federal Farm Credit Discount Notes................  5.60         12/01/95       4,250,000     4,250,000
AAA/Aaa       Federal Home Loan Bank Discount Notes.............  5.62         01/04/96       1,250,000     1,243,780
AAA/Aaa       Federal Home Loan Bank Discount Notes.............  5.57         01/10/96       2,500,000     2,485,049
AAA/Aaa       Federal Home Loan Mortgage Corp. Discount Notes...  5.61         12/13/95       1,000,000       998,130
AAA/Aaa       Federal Home Loan Mortgage Corp. Discount Notes...  5.59         01/22/96       3,300,000     3,274,449
AAA/Aaa       Federal National Mortgage Corp. Discount Notes....  5.58         12/13/95         800,000       798,538
                                                                                                          -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .........                                           13,049,946
                                                                                                          -----------

              SHORT-TERM INVESTMENTS -- 1.92%

NR/NR         TempCash Provident Money Market Investment Fund...   N/A                          555,538       555,538
                                                                                                          -----------
              TOTAL SHORT-TERM INVESTMENTS .....................                                              555,538
                                                                                                          -----------

              TOTAL INVESTMENTS (AMORTIZED COST $28,675,036)+-- 99.03%
28,675,036
              CASH AND OTHER ASSETS, NET OF LIABILITIES-- 0.97%                                               280,671
                                                                                                          -----------
              NET ASSETS-- 100.00% .............................                                          $28,955,707
                                                                                                          ===========

   * See page 13 for Credit Ratings Summary.
   + Cost for book and tax purposes is the same.
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----

                        U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 54.03%
                        GOVERNMENT AGENCY OBLIGATIONS -- 18.15%
AAA/Aaa   $1,250,000    Federal Farm Credit Medium Term Notes, 6.32%, 09/09/2002.......... $1,249,609        $1,278,650
AAA/Aaa      500,000    Federal Home Loan Mortgage Corp., 6.385%, 06/13/2000..............    497,890           501,595
AAA/Aaa    1,250,000    Federal Home Loan Mortgage Corp., 6.54%, 03/21/2001...............  1,245,595         1,266,125
AAA/Aaa    1,000,000    Federal Home Loan Mortgage Corp., 7.55%, 06/10/2004...............    997,940         1,042,770
AAA/Aaa      500,000    Federal National Mortgage Association Medium Term Notes, 6.08%,
                          09/25/2000 .....................................................    500,152           505,970
AAA/Aaa       21,510    Federal Home Loan Mortgage Corp. Pool #285113, 7.50%, 02/01/2017..     21,024            21,755
AAA/Aaa        4,020    Government National Mortgage Association Pool #39821, 11.50%,
                          04/15/2010 .....................................................      4,381             4,504
AAA/Aaa      100,479    Government National Mortgage Association Pool #102627, 13.00%,
                          06/15/2014 .....................................................    112,494           113,208
AAA/Aaa       74,364    Government National Mortgage Association Pool #115224, 13.00%,
                          11/15/2014 .....................................................     83,179            83,700
AAA/Aaa       50,489    Government National Mortgage Association Pool #120883, 13.00%,
                          12/15/2014 .....................................................     56,444            56,779
                                                                                           ----------        ----------
                                                                                            4,768,708         4,875,056
                                                                                           ----------        ----------
                        U.S. TREASURY OBLIGATIONS -- 35.88%
AAA/Aaa    1,500,000    Notes, 6.50%, 05/15/2005..........................................  1,558,710         1,577,940
AAA/Aaa    1,500,000    Notes, 6.75%, 06/30/1999..........................................  1,536,546         1,560,090
AAA/Aaa    1,000,000    Notes, 6.75%, 04/30/2000..........................................  1,027,339         1,046,510
AAA/Aaa    1,000,000    Notes, 8.00%, 05/15/2001..........................................  1,081,821         1,112,310
AAA/Aaa    1,500,000    Notes, 6.375%, 08/15/2002.........................................  1,504,529         1,560,585
AAA/Aaa    2,000,000    Notes, 6.25%, 02/15/2003..........................................  2,018,585         2,066,380
AAA/Aaa      650,000    Notes, 7.25%, 08/15/2004..........................................    677,098           714,161
                                                                                           ----------        ----------
                                                                                            9,404,628         9,637,976
                                                                                           ----------        ----------
                        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..................... 14,173,336        14,513,032
                                                                                           ----------        ----------

                        CORPORATE OBLIGATIONS -- 40.50%
                        AUTOMOBILES -- 1.35%
A-/A3        350,000    GMAC Notes, 7.00%, 03/01/2000.....................................    351,843           361,812
                                                                                           ----------        ----------

                        BANKING -- 3.45%
A+/A2        500,000    BankAmerica Corp. Medium Term Notes, 7.125%, 05/12/2005...........    505,905           524,375
A-/Baa1      400,000    Old Kent Financial Sub. Notes, 6.625%, 11/15/2005.................    397,808           401,000
                                                                                           ----------        ----------
                                                                                              903,713           925,375
                                                                                           ----------        ----------
                        BEVERAGES -- 1.29%
AA/Aa3       350,000    Coca-Cola Co. Notes, 6.00%, 07/15/2003............................    341,548           346,062
                                                                                           ----------        ----------

                        CHEMICALS -- 1.95%
A-/A3        350,000    International Minerals & Chemicals Debs., 9.875%, 03/15/2011......    368,559           394,187
BBB-/Baa3    125,000    Lyondell Petrochemical Co. Notes, 8.25%, 03/15/1997...............    124,524           128,386
                                                                                           ----------        ----------
                                                                                              493,083           522,573
                                                                                           ----------        ----------
                        DURABLE GOODS -- 2.07%
A+/A3        250,000    Whirlpool Corp. Debs., 9.00%, 03/01/2003..........................    258,378           286,875
A/A2         254,000    Xerox Corp. Debs., 9.625%, 09/01/1997.............................    261,539           270,193
                                                                                           ----------        ----------
                                                                                              519,917           557,068
                                                                                           ----------        ----------
                See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----
                        CORPORATE OBLIGATIONS (CONTINUED)
                        FINANCIAL SERVICES -- 4.97%
AA-/Aa3     $350,000    Associates Corp. N.A. Sr. Notes, 7.50%, 04/15/2002................  $ 351,913         $ 374,500
A+/A1        285,000    Commercial Credit Co. Notes, 6.875%, 05/01/2002...................    289,878           295,331
A/A2         350,000    Household Finance Co. Notes, 6.75%, 06/01/2000....................    352,272           358,750
BBB/Baa1     263,000    ITT Financial Debs., 9.375%, 12/15/2001...........................    283,070           307,053
                                                                                           ----------        ----------
                                                                                            1,277,133         1,335,634
                                                                                           ----------        ----------
                        FOOD -- 1.11%
BBB/Baa2     283,000    Nabisco Inc. Medium Term Notes, 7.63%, 08/13/2001.................    290,713           298,919
                                                                                           ----------        ----------

                        FOREST PRODUCTS & PAPER -- 1.28%
BBB/Baa1     325,000    Champion International Corp. Notes, 7.70%, 12/15/1999.............    339,048           342,875
                                                                                           ----------        ----------

                        MACHINERY -- 0.81%
BBB-/Baa3    210,000    Case Corp. Notes, 7.25%, 08/01/2005...............................    213,321           218,400
                                                                                           ----------        ----------

                        OIL/GAS -- 5.26%
AAA/Aa1      500,000    Amoco Canada Debs., 7.95%,10/01/2022..............................    517,293           553,750
AA-/A1       250,000    British Gas Financial Debs., 8.75%, 03/15/1998....................    254,952           265,625
NR/NR        250,000    Hydro Quebec Medium Term Notes, 8.59%, 08/22/2001.................    251,404           276,250
A+/A1        300,000    Texaco Capital Debs., 9.00%, 11/15/1997...........................    309,281           318,375
                                                                                           ----------        ----------
                                                                                            1,332,930         1,414,000
                                                                                           ----------        ----------
                        PHARMACEUTICAL -- 0.95%
AAA/Aaa      250,000    Johnson & Johnson Debs., 8.00%, 09/01/1998........................    251,361           254,375
                                                                                           ----------        ----------

                        TRANSPORTATION -- 4.62%
BBB/Baa2     411,000    Canadian National Railway Notes, 7.00%, 03/15/2004................    409,795           420,761
A-/A3        140,000    Canadian Pacific Notes, 6.875%, 04/15/2003........................    141,726           143,675
AA/Aa1       350,000    Conrail, Inc. Notes, 6.86%, 12/31/2007............................    344,435           362,485
BBB+/A3      300,000    CSX Corp Notes, 7.00%, 09/15/2002.................................    299,280           314,625
                                                                                           ----------        ----------
                                                                                            1,195,236         1,241,546
                                                                                           ----------        ----------
                        UTILITIES -- 11.39%
A/A2         350,000    Central Power & Light Notes, 6.875%, 02/01/2003...................    359,576           361,813
A-/A3        250,000    Cincinnati Gas & Electric Notes, 6.45%, 02/15/2004................    249,875           249,063
A/A2         250,000    Delmarva Power & Light Notes, 6.40%, 07/01/2003...................    248,472           251,563
BBB/Baa2     500,000    Illinois Power Notes, 6.50%, 08/01/2003...........................    502,914           506,505
A/A2         276,000    Iowa Electric Light & Power Notes, 6.00%, 10/01/2008..............    261,344           263,925
BBB+/Baa1    310,000    Jersey Central Power & Light Notes, 6.375%, 05/01/2003............    305,031           308,062
AA/Aa3       400,000    National Rural Utilities Notes, 6.50%, 09/15/2002.................    402,535           407,500
A-/A3        300,000    Pacific Gas & Electric Medium Term Notes, 9.08%, 12/15/1997.......    306,029           318,375
BBB+/Baa1    400,000    Philadelphia Electric Notes, 6.375%, 08/15/2005...................    392,992           393,000
                                                                                           ----------        ----------
                                                                                            3,028,768         3,059,806
                                                                                           ----------        ----------
                        TOTAL CORPORATE OBLIGATIONS ...................................... 10,538,614        10,878,445
                                                                                           ----------        ----------

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----
                        MUNICIPAL OBLIGATIONS -- 1.61 %
A+/NR       $393,000    Halifax NC Regional Economic Development Notes, 9.25%,
                          10/01/2005. ....................................................$   399,997       $   433,773
                                                                                          -----------       -----------
                        TOTAL MUNICIPAL OBLIGATIONS ......................................    399,997           433,773
                                                                                          -----------       -----------

                        SUPRA-NATIONAL OBLIGATIONS -- 1.00%
AA-/Aa1      250,000    African Development Bank Notes, 7.70%, 07/15/2002.................    260,886           269,688
                                                                                          -----------       -----------
                        TOTAL SUPRA-NATIONAL OBLIGATIONS .................................    260,886           269,688
                                                                                          -----------       -----------

 .                       SHORT TERM INVESTMENTS -- 2.31%
             619,231    TempCash Provident Money Market Investment Fund...................    619,231           619,231
                                                                                          -----------       -----------
                        TOTAL SHORT TERM INVESTMENTS .....................................    619,231           619,231
                                                                                          -----------       -----------

                        TOTAL INVESTMENTS-- 99.45% .....................................  $25,992,064+       26,714,169
                                                                                          ===========

                        CASH AND OTHER ASSETS, NET OF LIABILITIES-- 0.55% ................                      148,678
                                                                                                            -----------
                        NET ASSETS-- 100.00% .............................................                  $26,862,847
                                                                                                            ===========

* See page 13 for Credit Ratings Summary.
+ Cost for book and tax purposes is the same.

                 See accompanying note to financial statements.

IBJ FUNDS Trust
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                              Cost           Value
   ------                              ----           ------

           COMMON STOCKS -- 97.60 %
           AEROSPACE / DEFENSE -- 4.45%
   54,500  Loral Corp............. $ 1,083,187    $ 1,846,187
   45,200  Raytheon Co............   1,514,200      2,011,400
                                   -----------    -----------
                                     2,597,387      3,857,587
                                   -----------    -----------
           APPAREL -- 1.78%
   42,600  Jones Apparel Group
             Inc.++                  1,011,494      1,538,925
                                   -----------    -----------
           AUTOMOBILES -- 2.07%
   49,000  Echlin Inc.............   1,646,150      1,788,500
                                   -----------    -----------
           BANKING -- 5.90%
   40,500  First American Corp....   1,209,937      1,847,812
   25,400  Nationsbank Corp.......   1,195,686      1,812,925
   59,500  Signet Banking Corp....   1,375,353      1,450,312
                                   -----------    -----------
                                     3,780,976      5,111,049
                                   -----------    -----------

           BUILDING MATERIALS -- 2.11%
   46,100  Sherwin-Williams Co....   1,555,802      1,826,713
                                   -----------    -----------
           CHEMICALS -- 5.94%
   24,000  Air Products &
             Chemicals Inc. ......   1,242,112      1,332,000
   26,200  Great Lakes Chemical
             Corp. ...............   1,496,675      1,863,475
   17,000  Monsanto Co............   1,281,807      1,946,500
                                   -----------    -----------
                                     4,020,594      5,141,975
                                   -----------    -----------

           COMPUTERS -- 3.75%
   26,000  Automatic Data
             Processing Inc.         1,534,000      2,070,250
   30,900  Reynolds & Reynolds Co.     990,771      1,178,063
                                   -----------    -----------
                                     2,524,771      3,248,313
                                   -----------    -----------

           ELECTRICAL EQUIPMENT-- 2.36%
   30,400  General Electric Co....   1,580,760      2,044,400
                                   -----------    -----------

           ELECTRONICS -- 5.54%
   20,400  Hewlett-Packard Co.....   1,157,558      1,690,650
   46,000  Molex Inc..............   1,321,203      1,541,000
   25,600  Motorola Inc...........   1,580,708      1,568,000
                                   -----------    -----------
                                     4,059,469      4,799,650
                                   -----------    -----------

           ENGINEERING -- 2.23%
   29,700  Fluor Corp.............   1,414,442      1,930,500
                                   -----------    -----------
           ENTERTAINMENT -- 4.18%
   30,700  The Walt Disney Co.....   1,759,706      1,845,838
   44,300  Time Warner Inc........   1,616,520      1,772,000
                                   -----------    -----------
                                     3,376,226      3,617,838
                                   -----------    -----------
           FINANCIAL SERVICES -- 2.04%
   28,200  Household International
             Inc. ................   1,131,226      1,762,500
                                   -----------    -----------

           FOOD -- 7.74%
   33,600  Campbell Soup Co....... $ 1,443,360      1,877,400
   67,000  Nabisco Holdings Corp.
             Class A..............   1,853,212      1,892,750
   56,300  Sara Lee Corp..........   1,530,296      1,815,675
   36,500  Sysco Corp.............   1,114,360      1,117,813
                                   -----------    -----------
                                     5,941,228      6,703,638
                                   -----------    -----------
           HOTELS / MOTELS -- 1.84%
   24,600  Hilton Hotels Corp.....   1,623,387      1,589,775
                                   -----------    -----------
           HOUSEHOLD PRODUCTS -- 2.24%
   26,500  Colgate-Palmolive Co...   1,652,570      1,941,125
                                   -----------    -----------
           INSURANCE -- 4.13%
   20,500  American International
             Group Inc............   1,393,980      1,839,875
   64,500  TIG Holdings Inc.......   1,328,517      1,741,500
                                   -----------    -----------
                                     2,722,497      3,581,375
                                   -----------    -----------
           MACHINERY -- 1.91%
   42,600  Dover Corp.............   1,211,437      1,656,075
                                   -----------    -----------
           MANUFACTURING -- 2.25%
   41,200  Allied Signal Inc......   1,457,450      1,946,700
                                   -----------    -----------
           MEDICAL -- 3.42%
   61,100  Caremark International
             Inc. ................   1,062,183      1,199,088
   34,200  Columbia HCA Healthcare
             Corp.................   1,408,265      1,765,575
                                   -----------    -----------
                                     2,470,448      2,964,663
                                   -----------    -----------
           METALS -- 1.88%
   27,900  Aluminum Company of
             America..............   1,110,377      1,632,150
                                   -----------    -----------
           OIL / GAS -- 8.25%
   15,200  Atlantic Richfield Co..   1,615,000      1,647,300
   50,200  Enron Corp.............   1,776,081      1,882,500
   15,500  Mobil Corp.............   1,339,993      1,617,813
   27,000  Texaco Inc.............   1,689,595      1,998,000
                                   -----------    -----------
                                     6,420,669      7,145,613
                                   -----------    -----------
           PHARMACEUTICALS -- 3.79%
   58,000  Ivax Corp..............   1,289,700      1,544,250
   30,000  Pfizer Inc.............   1,216,875      1,740,000
                                   -----------    -----------
                                     2,506,575      3,284,250
                                   -----------    -----------
           RETAIL -- 7.63%
   49,000  Kroger Co.++...........   1,163,750      1,641,500
   39,000  May Department Stores
             Co.                     1,385,452      1,701,375
   85,100  Price/Costco Inc.++....   1,201,163      1,414,788
   67,100  Revco D.S. Inc.++......   1,401,302      1,853,637
                                   -----------    -----------
                                     5,151,667      6,611,300
                                   -----------    -----------

                See accompanying notes to financial statements.

IBJ FUNDS Trust
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                              Cost           Value
   ------                              ----           ------

           COMMON STOCKS (CONTINUED)
           TRANSPORTATION -- 1.11 %
   20,700  Kansas City Southern
           Industries, Inc........   $ 941,367    $   957,375
                                   -----------    -----------
           UTILITIES -- 9.06%
   32,500  AT&T Corp..............   1,610,618      2,145,000
   41,100  Duke Power Co..........   1,708,758      1,844,361
   36,300  SBC Communications Inc.   1,537,533      1,960,200
   47,400  Sprint Corp............   1,424,209      1,896,000
                                   -----------    -----------
                                     6,281,118      7,845,561
                                   -----------    -----------
           TOTAL COMMON STOCKS ...  68,190,087     84,527,550
                                   -----------    -----------
           SHORT TERM INVESTMENTS -- 2.44%
$2,116,832 TempCash Provident
             Money Market
             Investment Fund......   2,116,832      2,116,832
                                   -----------    -----------
           TOTAL SHORT TERM
             INVESTMENTS .........   2,116,832      2,116,832
                                   -----------    -----------
           TOTAL
             INVESTMENTS--100.04%  $70,306,919+    86,644,382
                                   ===========
           LIABILITIES IN EXCESS
             OF CASH AND OTHER
             ASSETS -- (0.04%)                        (31,644)
                                                  -----------
           NET ASSETS-- 100.00% ..                $86,612,738
                                                  ===========
 + Cost for book and tax purposes is the same
++ Non-income producing security

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------
                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----

           COMMON STOCKS -- 54.38%
           AEROSPACE/DEFENSE -- 2.35%
   18,000  Loral Corp.............   $ 357,750    $   609,750
   13,000  Raytheon Co............     435,500        578,500
                                   -----------    -----------
                                       793,250      1,188,250
                                   -----------    -----------
           APPAREL -- 1.06%
   14,900  Jones Apparel Group
             Inc.++ ..............     367,459        538,263
                                   -----------    -----------
           AUTOMOBILES -- 1.15%
   15,900  Echlin Inc.............     534,862        580,350
                                   -----------    -----------
           BANKING -- 3.49%
   13,400  First American Corp....     400,325        611,375
    8,500  Nationsbank Corp.......     407,306        606,688
   22,400  Signet Banking Corp....     495,610        546,000
                                   -----------    -----------
                                     1,303,241      1,764,063
                                   -----------    -----------
           BUILDING MATERIALS-- 1.28%
   16,300  Sherwin Williams Co....     556,185        645,888
                                   -----------    -----------
           CHEMICALS -- 3.44%
    8,000  Air Products &
             Chemicals Inc. ......     414,037        444,000
    9,200  Great Lakes Chemical
             Corp. ...............     532,235        654,350
    5,600  Monsanto Co............     440,703        641,200
                                   -----------    -----------
                                     1,386,975      1,739,550
                                   -----------    -----------
           COMPUTERS -- 1.96%
    7,500  Automatic Data
             Processing Inc.......     442,500        597,188
   10,400  Reynolds & Reynolds Co.     333,002        396,500
                                   -----------    -----------
                                       775,502        993,688
                                   -----------    -----------
           ELECTRICAL EQUIPMENT-- 1.36%
   10,200  General Electric Co....     543,762        685,950
                                   -----------    -----------
           ELECTRONICS -- 3.13%
    6,700  HewlettPackard Co......     365,623        555,262
   15,400  Molex Inc..............     452,262        515,900
    8,400  Motorola Inc...........     521,564        514,500
                                   -----------    -----------
                                     1,339,449      1,585,662
                                   -----------    -----------
           ENGINEERING -- 1.26%
    9,800  Fluor Corp.............     471,382        637,000
                                   -----------    -----------
           ENTERTAINMENT -- 2.36%
   10,300  The Walt Disney Co.....     590,999        619,287
   14,400  Time Warner Inc........     536,995        576,000
                                   -----------    -----------
                                     1,127,994      1,195,287
                                   -----------    -----------
           FINANCIAL SERVICES -- 1.06%
    8,600  Household International
             Inc. ................     345,818        537,500
                                   -----------    -----------

           FOOD -- 4.47%
   11,300  Campbell Soup Co.......     500,293        631,387
   21,800  Nabisco Holdings Corp.
             Class A..............     603,819        615,850
   20,000  Sara Lee Corp..........     546,511        645,000
   12,000  Sysco Corp.............     366,410        367,500
                                   -----------    -----------
                                     2,017,033      2,259,737
                                   -----------    -----------
           HOTELS/MOTELS -- 1.01 %
    7,900  Hilton Hotels Corp.....     527,264        510,538
                                   -----------    -----------
           HOUSEHOLD PRODUCTS-- 1.29%
    8,900  ColgatePalmolive Co....     569,709        651,925
                                   -----------    -----------
           INSURANCE -- 2.33%
    6,700  American International
             Group Inc............     455,588        601,325
   21,300  TIG Holdings Inc.......     451,769        575,100
                                   -----------    -----------
                                       907,357      1,176,425
                                   -----------    -----------
           MACHINERY -- 1.11%
   14,400  Dover Corp.............     409,500        559,800
                                   -----------    -----------
           MANUFACTURING -- 1.01%
   10,800  Allied Signal Inc......     382,050        510,300
                                   -----------    -----------
           MEDICAL -- 1.87%
   18,500  Caremark International
             Inc. ................     321,645        363,063
   11,300  Columbia HCA Healthcare
             Corp.................     467,374        583,362
                                   -----------    -----------
                                       789,019        946,425
                                   -----------    -----------
           METALS -- 1.05%
    9,100  Aluminum Company of
             America..............     364,561        532,350
                                   -----------    -----------
           OIL/GAS -- 4.50%
    4,900  Atlantic Richfield Co..     523,300        531,037
   16,600  Enron Corp.............     587,956        622,500
    4,500  Mobil Corp.............     389,277        469,688
    8,800  Texaco Inc.............     556,823        651,200
                                   -----------    -----------
                                     2,057,356      2,274,425
                                   -----------    -----------
           PHARMACEUTICALS -- 2.18%
   19,500  Ivax Corp..............     433,830        519,187
   10,100  Pfizer Inc.............     416,141        585,800
                                   -----------    -----------
                                       849,971      1,104,987
                                   -----------    -----------
           RETAIL -- 4.11 %
   16,400  Kroger Co.++...........     389,500        549,400
   10,200  May Department Stores Co.   361,828        444,975
   28,000  Price/Costco Inc.++....     394,625        465,500
   22,500  Revco D.S. Inc.++......     469,063        621,563
                                   -----------    -----------
                                     1,615,016      2,081,438
                                   -----------    -----------
           TRANSPORTATION -- 0.58%
    6,400  Kansas City Southern
             Industries, Inc......     290,401        296,000
                                   -----------    -----------

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------
                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----
           COMMON STOCKS -- (CONTINUED)
           UTILITIES -- 4.97%
    9,600  AT&T Corp..............   $ 475,779      $ 633,600
   13,800  Duke Power Co..........     573,270        619,275
   12,000  SBC Communications Inc.     515,443        648,000
   15,400  Sprint Corp............     474,580        616,000
                                   -----------    -----------
                                     2,039,072      2,516,875
                                   -----------    -----------
           TOTAL COMMON STOCKS....  22,364,188     27,512,676
                                   -----------    -----------
           U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS -- 27.38%
           GOVERNMENT AGENCY OBLIGATIONS -- 12.34%
$2,000,000 Federal Home Loan Bank
             Discount Notes,
             02/16/1996...........   1,976,344      1,975,906
  500,000  Federal Home Loan Bank
             Medium Term Notes,
             6.07%, 06/30/2003....     488,551        505,695
  350,000  Tennessee Valley Authority
             Notes, 7.625%,
             09/15/1999...........     353,789        354,375
  750,000  Federal Home Loan
             Mortgage Corp.,
             6.54%, 03/21/2001....     736,930        759,675
  500,000  Federal Home Loan
             Mortgage Corp.,
             6.61%, 06/01/2000....     505,322        508,885
  500,000  Federal Home Loan
             Mortgage Corp., 7.445%,
             04/14/2004...........     494,219        516,420
  500,500  Federal National Mortgage
             Association, 6.50%,
             08/25/2004...........     459,439        507,634
  500,000  Federal National Mortgage
             Association Medium Term
             Notes, 6.08%,
             09/25/2000...........     500,152        505,970
  500,000  Federal National Mortgage
             Association Medium Term
             Notes, 7.52%, 04/23/2004  494,766        518,825
   23,448  Government National Mortgage
             Association Pool #102470,
             13.00%, 10/15/2013...      26,178         26,345
   57,025  Government National Mortgage
             Association Pool #55056,
             13.00%, 03/15/2012...      63,718         64,148
                                   -----------    -----------
                                     6,099,408      6,243,878
                                   -----------    -----------

           U.S. TREASURY OBLIGATIONS -- 15.04%
$ 500,000  Notes, 6.875%, 07/31/1999 $ 509,054    $   522,160
1,500,000  Notes, 7.00%, 04/15/1999  1,532,221      1,568,730
1,500,000  Notes, 6.375%, 08/15/2002 1,521,557      1,560,585
1,250,000  Notes, 6.25%, 02/15/2003  1,270,695      1,291,487
  750,000  Notes, 7.25%, 08/15/2004    793,359        824,033
1,500,000  Notes, 6.50%, 05/15/2005  1,558,255      1,577,940
  250,000  Notes, 6.50%, 08/15/2005    258,738        263,045
                                   -----------    -----------
                                     7,443,879      7,607,980
                                   -----------    -----------
           TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS ..  13,543,287     13,851,858
                                   -----------    -----------
           CORPORATE OBLIGATIONS -- 14.68%
           AUTOMOBILES -- 1.22%
  250,000  GMAC Notes, 7.00%,
             03/01/2000...........     251,317        258,437
  350,000  GMAC Notes, 6.625%,
             10/01/2002...........     350,454        356,562
                                   -----------    -----------
                                       601,771        614,999
                                   -----------    -----------
           BANKING -- 1.83%
  500,000  BankAmerica Corp. Medium
             Term Notes, 7.125%,
             05/12/2005...........     505,905        524,375
  400,000  Old Kent Financial Sub. Notes,
             6.625%, 11/15/2005...     397,808        401,000
                                   -----------    -----------
                                       903,713        925,375
                                   -----------    -----------
           CHEMICALS -- 0.86%
  250,000  Dupont El de Nemours Medium
             Term Notes, 8.35%,
             05/15/1998...........     252,394        264,062
  150,000  International Minerals &
             Chemicals Debs.,
             9.875%, 03/15/2011...     157,954        168,938
                                   -----------    -----------
                                       410,348        433,000
                                   -----------    -----------
           COMPUTERS -- 0.21%
  100,000  IBM Corp. Notes, 7.25%,
             11/01/2002...........      99,828        106,000
                                   -----------    -----------
           DURABLE GOODS -- 0.45%
  215,000  Xerox Corp. Debs., 9.625%,
             09/01/1997...........     221,382        228,706
                                   -----------    -----------
           FINANCIAL SERVICES -- 1.91 %
  250,000  Associates Corp. N.A. Sr. Notes,
             7.50%, 04/15/2002....     251,367        267,500
  250,000  Commercial Credit Co. Notes,
             6.375%, 09/15/2002...     250,000        254,687

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----

           FINANCIAL SERVICES -- (CONTINUED)
  150,000  ITT Financial Debs., 9.375%,
             12/15/2001...........   $ 161,447      $ 175,125
  250,000  JP Morgan Sub Notes, 7.625%,
             09/15/2004...........     248,077        270,312
                                   -----------    -----------
                                       910,891        967,624
                                   -----------    -----------
           OIL/GAS -- 2.33%
 $350,000  Amoco Canada Debs., 7.95%,
             10/01/2022...........     362,758        387,625
  250,000  British Gas Financial Debs.,
             8.75%, 03/15/1998....     254,952        265,625
  250,000  Exxon Capital Corp. Debs.,
             7.75%, 02/14/1996....     250,114        251,018
  250,000  Hydro Quebec Medium Term
             Notes, 8.59%, 08/22/2001  251,404        276,250
                                   -----------    -----------
                                     1,119,228      1,180,518
                                   -----------    -----------
           TRANSPORTATION -- 1.23%
  300,000  Canadian National Railway Notes,
             7.00%, 03/15/2004....     303,905        307,125
  300,000  CSX Corp Notes, 7.00%,
             09/15/2002...........     299,280        314,625
                                   -----------    -----------
                                       603,185        621,750
                                   -----------    -----------
           UTILITIES -- 4.64%
  300,000  Central Power & Light Notes,
             6.875%, 02/01/2003...     308,208        310,125
  250,000  Cincinnati Gas & Electric Notes,
             6.45%, 02/15/2004....     249,875        249,062
  250,000  Delmarva Power & Light Notes,
             6.40%, 07/01/2003....     248,472        251,563
  400,000  Illinois Power Notes, 6.50%,
             08/01/2003...........     402,331        405,204
  300,000  Pacific Gas & Electric Medium
             Term Notes, 9.08%,
             12/15/1997...........     306,029        318,375
  420,000  Philadelphia Electric Notes,
             6.625%, 03/01/2003...     420,000        424,200
  400,000  Philadelphia Electric Notes,
             6.375%, 08/15/2005...     392,988        393,000
                                   -----------    -----------
                                     2,327,903      2,351,529
                                   -----------    -----------
           TOTAL CORPORATE
             OBLIGATIONS             7,198,249      7,429,501
                                   -----------    -----------

           MUNICIPAL OBLIGATIONS -- 0.82%
$ 377,000  Halifax NC Regional Economic
             Development Notes,
             9.25%, 10/01/2005.... $   383,711    $   416,114
                                   -----------    -----------
           TOTAL MUNICIPAL
             OBLIGATIONS               383,711        416,114
                                   -----------    -----------
           SUPRA-NATIONAL OBLIGATIONS -- 0.53%
  250,000  African Development Bank
             Sub. Notes, 7.70%,
             07/15/2002...........     260,887        269,688
                                   -----------    ------------
           TOTAL SUPRA NATIONAL
             OBLIGATIONS .........     260,887        269,688
                                   -----------    -----------
           SHORT TERM INVESTMENTS -- 1.97%
  998,549  TempCash Provident Money
             Market Investment Fund    998,549        998,549
                                   -----------    -----------
           TOTAL SHORT TERM
             INVESTMENTS .........     998,549        998,549
                                   -----------    -----------
           TOTAL
             INVESTMENTS-- 99.76%  $44,748,871+    50,478,386
             ==========
           CASH AND OTHER ASSETS
             NET OF LIABILITIES-- 0.24%               119,947
                                                  -----------
           NET ASSETS-- 100.00% ..                $50,598,333
                                                  ===========

  + Cost for book and tax purposes is the same.
 ++ Non-income producing security.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

*CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICE INC. (UNAUDITED)

STANDARD & POOR'S       MOODY'S
---------------         -------


      A1                  P1        Instrument of the highest quality.

      AAA                 Aaa       Instrument judged to be of the highest
                                      quality and carrying the smallest amount
                                      of investment risk.
      AA                  Aa        Instrument judged to be of high quality by
                                      all standards.
       A                   A        Instrument judged to be adequate by all
                                      standards.
      BBB                 Baa       Instrument judged to be of modest quality
                                      by all standards.

      NR                  NR        Not Rated. In the opinion of the Investment
                                     Adviser, instrument judged to be of
                                     comparable investment quality to rated
                                     securities which may be purchased by the Fund.

     For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     U.S. Government Issues have an assumed rating of AAA/Aaa.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                CORE EQUITY    GROWTH AND
                                                                MARKET FUND    BOND FUND       FUND        INCOME FUND
                                                                -----------   -----------   ----------     -----------
ASSETS
Investments, at value (cost $28,675,036, $25,992,064,
  $70,306,919, $44,748,871).............................       $28,675,036   $26,714,169    $86,644,382    $50,478,386
Cash....................................................           260,756         6,053         11,512          8,747
Receivable for investments sold.........................                 0       264,460         57,783        281,795
Receivable for Fund shares sold.........................                 0         4,538         14,424         34,791
Interest receivable.....................................             2,055       440,450          9,685        293,609
Dividends receivable....................................                 0             0        190,969         62,370
Receivable from sponsor (Note 3)........................            46,886             0              0              0
Deferred organization expenses (Note 2e)................            23,987        23,987         23,987         23,987
                                                               -----------   -----------    -----------    -----------
    Total assets........................................        29,008,720    27,453,657     86,952,742     51,183,685
                                                               -----------   -----------    -----------    -----------
LIABILITIES
Payable for investments purchased.......................                 0       514,109        181,856        443,380
Payable for Fund shares redeemed........................                 0           623         12,516         31,920
Income distribution payable (Note 2c)...................                 0             0              0              0
Advisory fee payable (Note 3)...........................             7,097         8,722         34,497         20,467
Administrative fee payable (Note 3).....................             3,551         3,271         10,349          6,146
Accrued expenses........................................            42,365        64,085        100,786         83,439
                                                               -----------   -----------    -----------    -----------
    Total liabilities...................................            53,013       590,810        340,004        585,352
                                                               -----------   -----------    -----------    -----------
NET ASSETS..............................................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
NET ASSETS CONSIST OF:
Capital Stock, $.001 par value
  per share; (unlimited shares authorized)..............          $ 28,959       $ 2,507        $ 6,677        $ 4,293
Additional paid-in capital..............................        28,929,682    25,183,688     66,373,741     43,704,123
Accumulated undistributed/(excess distributions of) net
  investment income.....................................                 0             0        839,554        (12,866)
Accumulated undistributed net realized gain/(loss) on investments   (2,934)      954,547      3,055,303      1,173,268
Net unrealized appreciation of investments..............                 0       722,105     16,337,463      5,729,515
                                                               -----------   -----------    -----------    -----------
NET ASSETS..............................................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
SHARES OF BENEFICIAL INTEREST
Premium Class:
Net assets..............................................          $ 13,123      $ 14,091       $ 16,292       $ 15,166
                                                               ===========   ===========    ===========    ===========
Shares of beneficial interest outstanding...............            13,124         1,315          1,256          1,287
                                                               ===========   ===========    ===========    ===========
Net asset value per share (Net Assets / Shares Outstanding)         $ 1.00       $ 10.72        $ 12.97       $  11.78

Service Class:
Net assets..............................................       $28,942,584   $26,848,756    $86,596,446    $50,583,167
                                                               ===========   ===========    ===========    ===========
Shares of beneficial interest outstanding...............        28,945,517     2,505,331      6,675,290      4,292,094
                                                               ===========   ===========    ===========    ===========
Net asset value per share (Net Assets / Shares Outstanding)         $ 1.00       $ 10.72        $ 12.97       $  11.79

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF OPERATIOINS
FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                 CORE EQUITY   GROWTH AND
                                                                MARKET FUND    BOND FUND        FUND       INCOME FUND
                                                               ------------   ----------     ----------    ----------
Investment income:
  Interest income.......................................        $1,262,054   $ 1,306,925      $ 168,231     $1,080,474
  Dividend income.......................................                 0            0       1,246,534        383,216
                                                                ----------    ----------    -----------     ----------
    Total Income........................................         1,262,054     1,306,925      1,414,765      1,463,690
                                                                ----------    ----------    -----------     ----------
Expenses:
  Advisory (Note 3).....................................            74,958        96,897        387,797        214,009
  Administrative services (Note 3)......................            31,630        29,070         97,007         53,463
  Fund accounting fees and expenses (Note 3)............            26,667        30,757         27,854         40,164
  Audit.................................................            11,000        18,000         18,000         18,000
  Legal.................................................            12,005        10,276         31,814         19,405
  Registration..........................................             9,250         9,833         22,375         13,042
  Custodian fees........................................             6,000         6,672         21,000         10,333
  Amortization of organization expense..................             4,788         4,788          4,788          4,788
  Printing..............................................             4,109         4,109          4,411          4,109
  Trustees'.............................................             3,975         3,975          3,975          3,975
  Insurance.............................................             2,416         2,341          7,693          3,837
  Transfer and shareholder servicing agent (Note 3).....             2,958         2,567          2,215          2,125
  Miscellaneous.........................................             3,781        18,700         10,723         22,754
                                                                ----------    ----------    -----------     ----------
    Total expenses before waivers/reimbursements........           193,537       237,985        639,652        410,004
    Less expenses waived/reimbursed.....................           (58,589)      (19,383)       (64,441)       (35,817)
                                                                ----------    ----------    -----------     ----------
    Net expenses........................................           134,948       218,602        575,211        374,187
                                                                ----------    ----------    -----------     ----------
Net investment income...................................         1,127,106     1,088,323        839,554      1,089,503
                                                                ----------    ----------    -----------     ----------
Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments.................            (2,934)      954,547      3,055,303      1,173,268
Net increase in unrealized appreciation of investments..                 0       722,105     16,337,463      5,729,515
                                                                ----------    ----------    -----------     ----------
    Net realized and unrealized gain/(loss) on investments          (2,934)    1,676,652     19,392,766      6,902,783
                                                                ----------    ----------    -----------     ----------
Net increase in net assets resulting from operations....        $1,124,172   $ 2,764,975    $20,232,320     $7,992,286
                                                                ==========    ==========    ===========     ==========
*Commencement of Operations.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                CORE EQUITY    GROWTH AND
                                                                MARKET FUND    BOND FUND       FUND        INCOME FUND
                                                               ------------   ----------    ----------     ----------
Operations:
    Net investment income...............................       $ 1,127,106   $ 1,088,323     $  839,554    $ 1,089,503
    Net realized gain/(loss) on investments.............            (2,934)      954,547      3,055,303      1,173,268
    Net change in unrealized appreciation of investments                 0        722,105     16,337,463     5,729,515
                                                               -----------   -----------    -----------    -----------
Net increase in net assets resulting from operations....         1,124,172     2,764,975     20,232,320      7,992,286
                                                               -----------   -----------    -----------    -----------
Dividends to shareholders from net investment income:
    Premium Class.......................................              (564)         (623)             0           (348)
    Service Class.......................................        (1,126,542)   (1,087,700)             0     (1,102,021)
                                                               -----------   -----------    -----------    -----------
    Decrease in net assets resulting from dividends
      to shareholders...................................        (1,127,106)   (1,088,323)             0     (1,102,369)
                                                               -----------   -----------    -----------    -----------
Capital Share Transactions:
  Proceeds from sales of shares:
    Premium Class.......................................                60            60             60             60
    Service Class.......................................        66,759,082    29,612,433     89,149,468     48,843,232
                                                               -----------   -----------    -----------    -----------
                                                                66,759,142    29,612,493     89,149,528     48,843,292
                                                               -----------   -----------    -----------    -----------
Net asset value of shares issued to shareholders in
  reinvestment of dividends:
    Premium Class.......................................               564           623              0            348
    Service Class.......................................         1,126,542     1,087,700              0      1,102,021
                                                               -----------   -----------    -----------    -----------
                                                                 1,127,106     1,088,323              0      1,102,369
                                                               -----------   -----------    -----------    -----------
Net asset value of shares redeemed:
    Premium Class.......................................                 0             0              0              0
    Service Class.......................................       (38,952,607)   (5,539,621)   (22,794,110)    (6,262,245)
                                                               -----------   -----------    -----------    -----------
                                                               (38,952,607)   (5,539,621)   (22,794,110)    (6,262,245)
                                                               -----------   -----------    -----------    -----------
    Net increase in net assets from capital share
      transactions .....................................        28,933,641    25,161,195     66,355,418     43,683,416
                                                               -----------   -----------    -----------    -----------
Total increase in net assets............................        28,930,707    26,837,847     86,587,738     50,573,333
Net assets:
    Beginning of period.................................            25,000        25,000         25,000         25,000
                                                               -----------   -----------    -----------    -----------
    End of period (includes undistributed/(excess distributions
      of) net investment income of $0, $0, $839,554 and
      $(12,866), respectively)..........................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
*Commencement of Operations.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NOTE 1 -- DESCRIPTION. IBJ FUNDS Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund, each with two (2) classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

     NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

     (a) Portfolio Valuation. The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:15 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of impact of fluctuating interest rates on the market value of the security.

     (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

     (c) Distributions to shareholders. The Reserve Money Market Fund and Bond Fund each declare dividends from net investment income daily and distribute those dividends monthly. The Core Equity Fund will declare and pay dividends annually and the Growth and Income Fund declares and pays dividends quarterly. Distributions of net realized gains will be declared and paid annually by each Fund. Distributions are recorded on the ex-dividend date.

     (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     (e) Organization expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz Incorporated ("Furman Selz"), are redeemed, the appropriate Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


     (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.


     NOTE 3 -- INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH AFFILIATES. IBJ Schroder Bank & Trust Company ("IBJS") (the "Adviser") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS receives fees based on average daily net assets up to the following annualized rates: Reserve Money Market Fund, 0.35%; Bond Fund, 0.50%; Core Equity Fund, 0.60%; and Growth and
Income Fund, 0.60%. For the period ended November 30, 1995, the Adviser earned fees of $74,958, $96,897, $387,797 and $214,009 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. The Adviser has voluntarily waived fees of $11,703, $19,383, $64,441 and $35,817 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund, and Growth and Income Fund, respectively.

     The Funds have also entered into an Administrative Service Contract with Furman Selz (the "Administrator") pursuant to which Furman Selz provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For Administrative Services provided, Furman Selz earned fees of $31,630, $29,070, $97,007 and $53,463 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year per fund plus out of pocket expenses. For the period ended November 30, 1995, Furman Selz earned Transfer Agency fees of $2,958, $2,567, $2,215 and $2,125 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the period ended November 30, 1995, Furman Selz earned Fund Accounting fees and expenses of $26,667, $30,757, $27,854 and $40,164 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively.

     The Adviser has voluntarily agreed to cap the expense ratio for the Reserve Money Market Fund at 0.64%. In order to maintain this ratio the Adviser has agreed to reimburse $46,886 to the Fund.

     Certain of the states in which the shares of the Funds are qualified for sale impose limitations on the expenses of funds. If, in any fiscal year, the total expenses of the Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenses which are capitalized in accordance with generally accepted accounting

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

principles and extraordinary expenses, but including advisory and administrative services fees) exceed the expense limitation applicable to the Funds imposed by the securities regulation of any state, the Adviser will pay or reimburse the Funds to the extent of advisory fees earned. No such amounts were required to be reimbursed for the current period.
     The Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of the Trust. There are no fees or expenses chargeable to the Trust under the Plan and the Trust's Board of Trustees has adopted the Plan in case certain expenses of the Trust might be considered to constitute indirect payments by the Trust of distribution expenses. IBJ Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz serves as the exclusive Distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

     NOTE 4 -- SECURITIES TRANSACTIONS.
     (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended November 30, 1995 were as follows:

                                                             COMMON STOCKS & BONDS           U.S. GOVERNMENT OBLIGATIONS
                                                        ------------------------------     ------------------------------
                                                          PURCHASES           SALES          PURCHASES           SALES
                                                         -----------       -----------     ------------       -----------
Bond Fund.........................................      $14,373,522       $ 3,259,270      $68,695,946       $55,361,447
Core Equity Fund..................................       92,741,272        27,606,488                0                 0
Growth and Income Fund............................       38,786,295         8,978,221       30,041,652        19,210,190

     (b)  Federal  income  tax  basis.   Gross   unrealized   appreciation   and
depreciation on investment securities at November 30, 1995, based on cost for Federal income tax purposes, is as follows:

                                                                                                            NET
                                                               GROSS                 GROSS              UNREALIZED
                                                            UNREALIZED            UNREALIZED           APPRECIATION/
                                                           APPRECIATION          DEPRECIATION         (DEPRECIATION)
                                                            -----------           -----------           -----------
Bond Fund................................................ .$    722,917           $    (812)           $   722,105
Core Equity Fund..........................................   16,383,782             (46,319)            16,337,463
Growth and Income Fund....................................    5,754,555             (25,040)             5,729,515


IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     NOTE 5 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:


                                                                  FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
                                                             -----------------------------------------------------------
                                                                 RESERVE                                     GROWTH AND
                                                              MONEY MARKET        BOND        CORE EQUITY      INCOME
                                                                  FUND            FUND           FUND           FUND
                                                              ------------     ----------     ----------     ----------
PREMIUM CLASS
Shares at beginning of period.............................          12,500          1,250          1,250          1,250
                                                               -----------      ---------      ---------      ---------
Shares sold...............................................              60              6              6              6
Shares issued in reinvestment of dividends from net
   investment income......................................             564             59              0             31
                                                               -----------      ---------      ---------      ---------
Net increase in shares....................................             624             65              6             37
                                                               -----------      ---------      ---------      ---------
Shares at end of period...................................          13,124          1,315          1,256          1,287
                                                               ===========      =========      =========      =========

SERVICE CLASS
Shares at beginning of period.............................          12,500          1,250          1,250          1,250
                                                               -----------      ---------      ---------      ---------
Shares sold...............................................      66,759,082      2,930,127      8,685,326      4,761,936
Shares issued in reinvestment of dividends from net
   investment income......................................       1,126,542        103,626              0         98,242
Shares redeemed...........................................     (38,952,607)      (529,672)    (2,011,286)      (569,334)
                                                               -----------      ---------      ---------      ---------
Net increase in shares....................................      28,933,017      2,504,081      6,674,040      4,290,844
                                                               -----------      ---------      ---------      ---------
Shares at end of period...................................      28,945,517      2,505,331      6,675,290      4,292,094
                                                               ===========      =========      =========      =========
*Commencement of Operations.


IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
FOR THE PERIOD FEBRUARY 1, 1995 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995
---------------------------------------------------------------------------------

                                           RESERVE MONEY                                                 GROWTH AND
                                            MARKET FUND           BOND FUND       CORE EQUITY FUND       INCOME FUND
                                        ------------------   ------------------  ------------------  ------------------
                                          PREMIUM  SERVICE     PREMIUM  SERVICE    PREMIUM  SERVICE   PREMIUM  SERVICE
                                           CLASS    CLASS       CLASS    CLASS      CLASS    CLASS     CLASS    CLASS
                                          -------  -------     -------  -------    -------  -------   -------  -------
Net Asset Value, Beginning of Period...  $ 1.00    $ 1.00     $10.00    $10.00     $10.00 $  10.00   $10.00  $  10.00
                                         ------    ------     ------   -------     ------  -------   ------   -------
Income from Investment Operations:
    Net investment income..............    0.04      0.04       0.48      0.48       0.13     0.13     0.27      0.31
    Net realized and unrealized gain/(loss) on
      investments......................    0 00      0.00       0.72      0.72       2.84     2.84     1.79      1.79
                                         ------    ------     ------   -------     ------  -------   ------   -------
    Total from Investment Operations...    0.04      0.04       1.20      1.20       2.97     2.97     2.06      2.10
                                         ------    ------     ------   -------     ------  -------   ------   -------
Less Distributions:
    Dividends from net investment income  (0.04)    (0.04)     (0.48)    (0.48)      0.00     0.00    (0.28)    (0.3)
                                         ------    ------     ------   -------     ------  -------   ------   -------
Net Asset Value, End of Period.........  $ 1.00    $ 1.00     $10.72   $ 10.72     $12.97  $ 12.97   $11.78   $ 11.79
                                         ======    ======     ======   =======     ======  =======   ======   =======
Total Return...........................    4.55%     4.55%     12.28%    12.28%     29.70%   29.70%   20.72%    20.82%
Net Assets, End of Period (in thousands)    $13    $28,943       $14    $26,849      $16   $86,596      $15   $50,583
Ratios to average net assets of:
    Net investment income..............    5.35%*    5.35%*     5.59%*    5.59%*     1.30%*   1.29%*   3.04%*    3.04%*
    Expenses before waivers/reimbursements 0.92    %*0.92     %*1.22    %*1.22     %*0.99   %*0.99   %*1.14    %*1.15  %*
    Expenses net waivers/reimbursements    0.64    %*0.64     %*1.12    %*1.12     %*0.89   %*0.89   %*1.04    %*1.05  %*
Portfolio Turnover Rate................     N/A       N/A        297%      297%        37%      37%      78%       78%
------------------
+ Per share amounts based on the average number of shares outstanding during the period February 1, 1995 (Commencement of Operations) to November 30, 1995.
* Annualized.

                See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of IBJ Funds Trust:

     We have audited the accompanying statement of assets and liabilities of IBJ Funds Trust, comprised of the IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund, including the portfolios of investments, as of November 30, 1995, and the related statements of operations, changes in net assets and the financial highlights for the period February 1, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting IBJ Funds Trust as of November 30, 1995, the results of their operations, the changes in their net assets and their financial highlights for the period February 1, 1995 (commencement of operations) to November 30, 1995, in conformity with generally accepted accounting principles.

                                        Coopers & Lybrand L.L.P.

New York, New York
January 12, 1996

IBJ FUNDS Trust


BOARD OF TRUSTEES

George H. Stewart                                      Stephen V.R. Goodhue
  Chairman                                                     Trustee

Edward F. Ryan                                           Robert H. Dunker
  Trustee                                                      Trustee

                                                          John J. Pileggi
                                                               Trustee

--------------------------------------------------------------------------------


OFFICERS

John J. Pileggi                                       Gordon M. Forrester
  President                                             Vice President &
                                                            Treasurer
Joan V. Fiore
  Secretary                                            Sheryl Hirschfeld
                                                      Assistant Secretary

IBJ FUNDS Trust

Investment Adviser
----------------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Administrator and Sponsor
----------------------
Furman Selz LLC
  (formerly Furman Selz Incorporated)
230 Park Avenue
New York, New York 10169

Distributor
---------
IBJ Funds Distributor Incorporated
230 Park Avenue
New York, New York 10169

Custodian
--------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Counsel
-------
Baker & McKenzie
805 Third Avenue
New York, New York 10022

Independent Accountants
---------------------
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019


This report is for the information of the shareholders of IBJ FUNDS Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                          =============================
                                 IBJ FUNDS Trust
                          =============================




                          IBJ RESERVE MONEY MARKET FUND
                                  IBJ BOND FUND
                              IBJ CORE EQUITY FUND
                           IBJ GROWTH AND INCOME FUND




                                  ANNUAL REPORT


                         ------------------------------
                                NOVEMBER 30, 1995
                         ------------------------------